UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund:  BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.5%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,490	$1,484,666
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,570	1,423,221
5.00%, 6/01/46	2,250	1,638,405

		3,061,626
Arizona — 1.1%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	900	754,263
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	45	44,286
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	2,500	2,391,325

		3,189,874
California — 12.8%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,421,100
Stanford Hospital Clinics, Series A, 5.00%,8/15/51	1,180	1,126,015
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,558,071
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,265	1,266,910
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 7/01/37 (a)	1,025	881,726
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 11/21/45 (a)	2,560	2,130,125
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	1,230	1,123,654
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,185	1,378,771
Municipal Bonds	Par (000)	Value
California (concluded)
City of Los Angeles Department of Airports, Refunding RB, International Airport, Series A, 5.25%, 5/15/39	$800	$845,528
San Diego Community College District, GO, Election of 2006, 5.00%, 8/01/43	1,085	1,126,534
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (b):
5.69%, 8/01/41	5,000	1,039,250
5.68%, 8/01/42	2,000	394,120
State of California, GO, Various Purpose:
6.00%, 3/01/33	2,525	2,880,470
6.50%, 4/01/33	14,925	17,466,727
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement Revenue, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,075	1,032,570

		38,671,571
Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,202,114
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,000	939,970
Colorado State Board of Governors, Refunding RB, State University Enterprise System, Series A, 5.00%, 3/01/43	1,180	1,207,600
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.00%, 6/01/14 (c)	3,300	3,544,233
University of Colorado, RB, Series A, 5.75%, 6/01/28	750	870,908

		7,764,825
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	1,375	1,385,959

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, 5.00%, 7/01/35	$3,385	$3,510,990
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	950	950,085

		5,847,034
Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,125	1,160,629
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,065	3,893,985

		5,054,614
District of Columbia — 2.3%
District of Columbia, Refunding RB, Kipp Charter School, 6.00%, 7/01/43 (d)	240	245,474
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 5.84%, 10/01/33 (b)	6,590	2,064,318
CAB, Second Senior Lien, Series B (AGC), 5.88%, 10/01/34 (b)	4,830	1,416,736
CAB, Second Senior Lien, Series B (AGC), 5.95%, 10/01/35 (b)	6,515	1,776,901
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,531,545

		7,034,974
Florida — 5.1%
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,191,306
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series A, 6.38%, 5/01/35 (e)(f)	2,350	1,222,846
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	2,720	2,719,837
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	2,265	2,631,092
Municipal Bonds	Par (000)	Value
Florida (concluded)
Midtown Miami Community Development District, Special Assessment Bonds, Series A, 6.25%, 5/01/37	$915	$922,420
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,155	722,857
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	1,370	1,372,877
Series B, 5.00%, 7/01/42	2,510	2,511,682
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	2,480	2,266,695

		15,561,612
Georgia — 3.9%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	132,076
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	2,000	2,009,700
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax Revenue, Third Indenture, Series A, 5.00%, 7/01/39	3,465	3,551,417
Municipal Electric Authority of Georgia, RB, Series W:
6.60%, 1/01/18 (g)	205	210,127
6.60%, 1/01/18	4,370	4,786,417
Municipal Electric Authority of Georgia, Refunding RB, Series X, 6.50%, 1/01/20	990	1,137,263

		11,827,000
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,355	1,438,752
Illinois — 17.8%
Chicago Illinois Board of Education, GO, Unlimited Tax, Series A, 5.50%, 12/01/39	2,110	2,176,676
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	1,050	1,069,782

2	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series C, 6.50%, 1/01/41	$5,865	$6,904,689
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	4,535	4,415,956
City of Chicago Illinois, Refunding RB:
Sales Tax Revenue, Series A, 5.25%, 1/01/38	820	854,489
Second Lien, Water Project, 5.00%, 11/01/42	2,865	2,821,481
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	800	818,840
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,715,500
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	285	274,914
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	970	970,582
Central Dupage Health, Series B, 5.50%, 11/01/39	1,610	1,673,885
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	2,315	2,342,641
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	3,150	3,115,539
Series B-2, 5.00%, 6/15/50	2,500	2,438,200
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	440	489,122
6.00%, 6/01/28	1,140	1,243,900
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,175	1,381,494
Series A (NPFGC), 6.70%, 11/01/21	6,450	7,516,249
Series C (NPFGC), 7.75%, 6/01/20	2,500	3,039,200
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	658,577
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	$2,800	$2,801,820
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,350	1,277,383

		54,000,919
Indiana — 4.4%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	1,130	1,016,525
4.00%, 2/01/38	1,810	1,600,312
Indiana Finance Authority, RB:
First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	1,580	1,619,942
Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/48	1,430	1,263,348
Private Activity, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	450	402,647
Sisters of St. Francis Health, 5.25%, 11/01/39	840	855,145
Indiana Finance Authority, Refunding RB, Series A:
Community Health Network Project, 5.00%, 5/01/42	1,885	1,799,195
Parkview Health System, 5.75%, 5/01/31	2,795	2,959,905
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	395	402,746
5.00%, 1/15/40	1,270	1,282,357

		13,202,122
Iowa — 1.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	960	938,554
5.50%, 12/01/22	2,340	2,311,265
5.25%, 12/01/25	460	435,178

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	$1,735	$1,890,942

		5,575,939
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,010	1,068,509
Louisiana — 3.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,503,762
Sabine River Authority Louisiana, Refunding RB, International Paper Co. Project, 6.20%, 2/01/25	3,600	3,605,184
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,020	1,054,303
5.25%, 5/15/31	870	872,131
5.25%, 5/15/32	1,110	1,110,677
5.25%, 5/15/33	1,205	1,199,035
5.25%, 5/15/35	505	494,688

		11,839,780
Maine — 0.3%
Maine Turnpike Authority, RB, Series A, 5.00%, 7/01/42	885	911,930
Maryland — 3.0%
County of Montgomery Maryland, GO, West Germantown Development District, Series A (Radian), 6.70%, 7/01/27	1,100	1,111,572
Maryland Community Development Administration, Refunding RB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,497,630
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	465,202
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	830	865,955
Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, RB, Series B:
Ascension Health Alliance, 5.00%, 11/15/51	$4,175	$4,174,666
University of Maryland Medical System (NPFGC), 7.00%, 7/01/22	890	1,047,904

		9,162,929
Massachusetts — 3.8%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,805	1,809,512
Massachusetts HFA, RB, AMT:
S/F Housing, Series 130, 5.00%, 12/01/32	2,720	2,743,066
Series A, 5.20%, 12/01/37	2,830	2,844,518
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	2,055	2,116,609
Massachusetts School Building Authority, RB:
Dedicated Sales Tax Revenue, Senior Series A, 5.00%, 5/15/43	1,420	1,475,621
Series A (AGM), 5.00%, 8/15/30	415	434,953

		11,424,279
Michigan — 7.9%
City of Detroit Michigan, Refunding RB, Sewage Disposal System Revenue, Senior Lien, Series B (AGM), 7.50%, 7/01/33	910	977,267
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	1,565	1,415,589
5.25%, 7/01/39	1,350	1,232,483
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	3,075	2,806,799
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,407,255

4	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	$5,080	$4,877,460
McLaren Health Care, 5.75%, 5/15/38	8,560	9,388,266
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,690,248

		23,795,367
Mississippi — 1.5%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,358,980
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	1,065	1,115,225

		4,474,205
Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combination Lien, Series A, 5.00%, 10/01/44 (d)	255	262,158
Nebraska — 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	825	826,138
5.00%, 9/01/42	1,445	1,385,134

		2,211,272
New Jersey — 4.9%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,955	1,833,497
New Jersey EDA, Refunding, Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/01/31	2,240	2,242,262
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	825	890,150
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	$1,295	$1,321,094
5.00%, 1/01/43	1,985	2,016,323
New Jersey Transportation Trust Fund Authority, RB:
Series A, 5.50%, 6/15/41	1,635	1,719,039
Series B, 5.25%, 6/15/36	2,460	2,554,587
Rutgers The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/43	525	540,897
5.00%, 5/01/38	505	524,311
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,335	1,241,270

		14,883,430
New York — 8.6%
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	9,405	11,033,382
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/40	1,205	1,229,763
New York City Industrial Development Agency, RB:
British Airways PLC Project, AMT, 7.63%, 12/01/32	1,920	1,933,786
Lycee Francais de New York Project, Series C, 6.80%, 6/01/28	690	698,121
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	595	591,638
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/42	2,460	2,537,318
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,220	1,326,262
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	3,035	3,111,816

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	$1,165	$1,292,218
AMT (NPFGC), 6.00%, 12/01/42	1,250	1,382,363
Westchester County Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	850	845,486

		25,982,153
North Carolina — 1.6%
Gaston County Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	1,446,764
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,412,586
North Carolina Medical Care Commission, Refunding RB, Carolina Village Project, 6.00%, 4/01/38	2,000	2,007,060

		4,866,410
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	250	260,295
Pennsylvania — 1.5%
Bucks County IDA, RB, Ann’s Choice, Inc. Facility, Series A, 6.13%, 1/01/25	880	891,942
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.13%, 2/01/28	420	416,619
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	1,894,914
		4,469,373
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	$1,265	$1,265,898

Puerto Rico — 2.1%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (b):
Series A (NPFGC), 6.60%, 8/01/41	8,580	1,391,676
Series A (NPFGC), 6.72%, 8/01/46	13,400	1,512,056
Series C, 6.54%, 8/01/39	18,670	3,503,425

		6,407,157
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,280	3,377,547
South Dakota — 0.3%
South Dakota Health & Educational Facilities Authority, RB, Sanford, Series E, 5.00%, 11/01/42	1,070	1,045,797
Tennessee — 0.1%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	210	213,692
Texas — 11.6%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33	1,500	97,440
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	2,140	2,294,380
Senior Lien, Series A, 5.00%, 1/01/33	100	97,688
Sub-Lien, 5.00%, 1/01/33	355	332,354
Sub-Lien, 5.00%, 1/01/42	315	286,600
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	510	532,108
City of Houston Texas Airport System, RB, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/01/21	4,820	4,821,639
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,515	2,585,873

6	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas/Fort Worth International Airport, Refunding RB, Series E, AMT, 5.00%, 11/01/35	$1,800	$1,722,978
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	1,475	1,274,665
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	2,000	2,597,480
Matagorda County Navigation District No 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	1,080	965,952
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.25%, 1/01/39	7,000	7,591,500
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare Project, Series A, 5.00%, 8/15/43	360	351,245
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Gas Supply, 5.00%, 12/15/29	1,000	972,700
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,407,070
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,361,230
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,830	1,922,269

		35,215,171
Utah — 0.9%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	2,010	2,058,039
University of Utah, RB, General, Series A, 5.00%, 8/01/43	635	657,238

		2,715,277
Municipal Bonds	Par (000)	Value
Virginia — 2.8%
Fairfax County EDA, Refunding RB, Goodwin House, Inc.:
5.13%, 10/01/37	$500	$498,245
5.13%, 10/01/42	3,440	3,426,825
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OPCO LLC Project, AMT:
5.25%, 1/01/32	1,615	1,520,426
6.00%, 1/01/37	2,915	2,936,833

		8,382,329
Washington — 1.7%
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,217,815
Providence Health & Services, Series A, 5.00%, 10/01/42	1,015	996,588

		5,214,403
Wisconsin — 4.6%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	8,077,599
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	2,465	2,504,686
WPPI Energy, Refunding RB, Power Supply System, Series A:
5.00%, 7/01/29	375	391,684
5.00%, 7/01/30	475	493,041
5.00%, 7/01/31	1,035	1,069,300
5.00%, 7/01/37	1,260	1,265,821

		13,802,131
Total Municipal Bonds — 120.8%		365,701,122

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,450	2,516,166
California — 8.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	3,271	3,510,012

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
California (concluded)
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	$2,610	$2,787,845
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	5,940	6,028,313
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,290	2,384,508
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,191,677
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	9,480	9,646,658

		25,549,013
Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	2,129	2,295,404
Connecticut — 2.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,310,380
Florida — 1.9%
Miami-Dade County Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	5,851,173
Illinois — 1.5%
City of Chicago Illinois Refunding RB, Water System, Second Lien (AGM), 5.25%, 11/01/33	1,320	1,346,756
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,231,019

		4,577,775
Maryland — 0.8%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	2,290	2,321,052
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Dedicated Sales Tax Revenue, Senior Series B, 5.00%, 10/15/41	$4,530	$4,689,954
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	2,009	2,157,474
New York — 11.6%
Hudson New York Yards Infrastructure Corp., RB, Fiscal 2012, Senior Series A, 5.75%, 2/15/47 (i)	1,610	1,709,201
New York City Municipal Water Finance Authority, Refunding RB:
Series FF-2, 5.50%, 6/15/40	1,575	1,714,801
Water & Sewer System, Series DD, 5.00%, 6/15/37	6,299	6,499,115
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	6,973,427
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	10,740	11,159,121
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	6,440	6,972,781

		35,028,446
North Carolina — 2.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,314,428
Ohio — 5.7%
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,450,088
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	13,843	14,894,488

		17,344,576

8	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
South Carolina — 1.8%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (i)	$4,995	$5,359,385
Texas — 3.0%
Harris County Texas Metropolitan Transit Authority, Refunding RB, Sales & Tax Bonds, Series A, 5.00%, 11/01/41	3,400	3,459,534
Texas Department of Housing & Community Affairs, MRB, Series B, AMT (Ginnie Mae), 5.25%, 9/01/32	2,661	2,708,601
Texas State University Systems, Refunding RB, (AGM), 5.00%, 3/15/30	2,743	2,904,939

		9,073,074
Utah — 0.9%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,774	2,774,269
Washington — 5.7%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	5,000	5,194,325
5.00%, 11/01/36	4,000	4,155,460
(AGM), 5.00%, 11/01/32	7,693	8,023,028

		17,372,813
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39 (i)	$2,499	$2,553,259
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 50.2%		152,088,641
Total Long-Term Investments (Cost — $503,245,441) — 171.0%		517,789,763

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	7,194,476	7,194,476
Total Short-Term Securities (Cost — $7,194,476) — 2.4%		7,194,476
Total Investments (Cost — $510,439,917*) — 173.4%		524,984,239
Liabilities in Excess of Other Assets — (0.1%)		(244,410)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.1%)		(81,916,658)
VMTP Shares, at Liquidation Value — (46.2%)		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$302,823,171

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$428,858,425

Gross unrealized appreciation	$28,150,658
Gross unrealized depreciation	(13,920,589)

Net unrealized appreciation	$14,230,069

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/(Depreciation)
Robert W. Baird Co	$245,474	$3,259
RBC Capital Markets LLC	$262,158	$(3,289)

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Security is collateralized by municipal or US Treasury obligations.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $13,379,029.

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	5,335,715	1,858,761	7,194,476	$607

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	CAB	Capital Appreciation Bonds
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	GARB	General Airport Revenue Bonds
	Ginnie Mae	Government National Mortgage Association
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	IDA	Industrial Development Authority
	MRB	Mortgage Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	Radian	Radian Guaranty, Inc.
	RB	Revenue Bonds
	S/F	Single Family

10	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$517,789,763	—	$517,789,763
Short-Term Securities	7,194,476	—	—	7,194,476

Total	$7,194,476	$517,789,763	—	$524,984,239

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(9,074)	—	$(9,074)
TOB trust certificates	—	(81,895,745)	—	(81,895,745)
VMTP Shares	—	(140,000,000)	—	(140,000,000)

Total	—	$(221,904,819)	—	$(221,904,819)

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date:	September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date:	September 24, 2013